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                    MASSACHUSETTS FINANCIAL SERVICES COMPANY
               500 BOYLSTON ST7REET, BOSTON, MASSACHUSETTS 02116
                                 (617) 954-5000




                                        June 5, 2000



VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW
Washington, DC  20549

         Re: MFS(R)Series Trust III (the "Trust") (File Nos. 2-60491 and 811-2794) on Behalf of MFS(R)High Income Fund ("MFH"), MFS(R)Municipal High Income Fund ("MMH") and MFS(R)High Yield Opportunities Fund ("HYO")

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter on behalf of the Trust as certification that the Prospectuses and Statements of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No. 29 for MFH, MMH and HYO to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on May 30, 2000.

         Please call the undersigned or Shauna Fahey at (617) 954-5192 or (800) 343-2829 with any questions you may have.

                                        Very truly yours,


                                        HEATHER R. GIROLAMO
                                        Heather R. Girolamo
                                        Associate Counsel

HRG/bjn